As filed with the Securities and Exchange Commission on  December 29, 2004
                                     Investment Company Act file number 811-3522

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                        Daily Tax Free Income Fund, Inc.
               (Exact name of registrant as specified in charter)

                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: October 31
Date of reporting period: October 31, 2004

ITEM 1: REPORT TO STOCKHOLDERS
--------------------------------------------------------------------------------
DAILY TAX FREE                              600 Fifth Avenue, New York, NY 10020
INCOME FUND, INC.                                                 (212) 830-5200

================================================================================

Dear Shareholders:


We are pleased to present the annual report of Daily Tax Free Income Fund, Inc. (the "Fund") for the year ended October 31, 2004.

The Fund had net assets of $384,905,165 and 2,701 active shareholders.

We thank you for your support and look forward to continuing to serve your cash management needs.

Sincerely,


/s/ Steven W. Duff


Steven W. Duff
President







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
ABOUT YOUR FUND'S EXPENSES
(UNAUDITED)

================================================================================

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period May 1, 2004 through October 31, 2004 and held for the entire period.

The table below illustrates your fund's costs in two ways:

Actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical 5% return. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% per year before expenses, but that the expense ratio is unchanged. In this case-because the return used is not the fund's actual return-the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

--------------------------------------------------------------------------------------------------------------
                       Beginning  Account Value     Ending Account Value
Actual Fund Return              5/1/04                    10/31/04            Expenses Paid During the Period*
--------------------------------------------------------------------------------------------------------------

      Class A                    $1,000.00                $1,001.60                      $5.03
      Class B                     1,000.00                 1,002.80                       3.80
      Thornburg shares            1,000.00                 1,001.60                       5.03
      First Southwest shares      1,000.00                 1,001.40                       5.18
--------------------------------------------------------------------------------------------------------------

Hypothetical 5% Return
--------------------------------------------------------------------------------------------------------------

      Class A                    $1,000.00                $1,020.11                      $5.08
      Class B                     1,000.00                 1,021.34                       3.83
      Thornburg shares            1,000.00                 1,020.11                       5.08
      First Southwest shares      1,000.00                 1,019.96                       5.23
--------------------------------------------------------------------------------------------------------------

Note that the expenses in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a "Sales Load". The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund's expenses, including annual expense ratios for the past five years in the Notes to Financial Statement section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

* Expenses are equal to the Fund's annualized expense ratios of 1.00%, 0.75%, 1.00%, and 1.03%, for the Class A, Class B, Thornburg, and First Southwest shares, respectively, multiplied by the average account value over the period (May 1, 2004 through October 31, 2004), multiplied by 184/366 (to reflect the most recent fiscal half-year).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
OCTOBER 31, 2004

================================================================================

                                                                                                                        Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                Value               Standard
   Amount                                                                         Date       Yield     (Note 1)    Moody's  & Poor's
   ------                                                                         ----       -----      ------     ------- ---------
Put Bonds (b) (7.02%)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000   City and County of Honolulu, HI GO - Series 2001C
              Insured by FGIC                                                   12/02/04     1.18%   $  5,000,000    P1        A1+
  2,600,000   Clipper Tax Exempt COPS - Series 2001
              Insured by MBIA Insurance Corp.                                   03/10/05     1.60       2,600,000   VMIG-1
  3,340,000   Clipper Tax Exempt COPS - Series 2001-3
              Insured by MBIA Insurance Corp.                                   03/10/05     1.60       3,340,000   VMIG-1
  6,000,000   Houston, TX Independent School District Limited Tax
              Schoolhouse & Refunding Bonds                                     06/15/05     1.73       6,000,000   VMIG-1     A1+
  2,385,000   Marietta, GA Housing Authority (Falls at Bells Ferry)             01/15/05     1.25       2,385,000   VMIG-1
  5,000,000   Metropolitan Government of Nashville & Davidson Counties, TN
              (Vanderbilt University) - Series 1985A                            01/15/05     1.05       5,000,000   VMIG-1     A1+
  2,680,000   Pooled Puttable Floating Option Tax Exempt Receipts -
              Series PPT-33
              LOC Merrill Lynch & Company, Inc.                                 06/16/05     1.90       2,680,000              A1+
-----------                                                                                          ------------
 27,005,000   Total Put Bonds                                                                          27,005,000
-----------                                                                                          ------------
Revenue Bond (0.16%)
------------------------------------------------------------------------------------------------------------------------------------
$   615,000   Lakehaven, WA Utility District Water & Sewer RB - Series 2003 (c)
              Insured by AMBAC Indemnity Corp.                                  12/01/04     1.15%   $    615,000
-----------                                                                                          ------------
    615,000   Total Revenue Bond                                                                          615,000
-----------                                                                                          ------------
Tax Exempt Commercial Paper (11.40%)
------------------------------------------------------------------------------------------------------------------------------------
$ 4,000,000   Burke County, GA Development Authority
              (Ogelthorpe Power) - Series 1998B
              Insured by AMBAC Indemnity Corp.                                  12/07/04     1.77%   $  4,000,000   VMIG-1     A1+
 10,000,000   City of Mt. Vernon, IN Pollution Control & Solid
              Waste Disposal RB (General Electric Company)                      11/02/04     1.75      10,000,000    P1        A1+
  4,000,000   Jacksonville, FL Health Facilities Authority HRB - Series 2003B
              LOC Bank of America                                               12/22/04     0.98       4,000,000    P1        A1+
  6,000,000   Maryland Health & Higher Education Authority
              (John Hopkins Hospital)                                           12/08/04     1.62       6,000,000    P1        A1+
 10,000,000   San Antonio, TX Water System - Series A                           12/07/04     1.77      10,000,000    P1        A1+
  5,382,000   Sunshine State Government Finance Commission RN - Series E        11/17/04     1.72       5,382,000    P1        A1+
  4,500,000   Texas PFA - Series B                                              11/10/04     1.17       4,500,000    P1        A1
-----------                                                                                          ------------
 43,882,000   Total Tax Exempt Commercial Paper                                                        43,882,000
-----------                                                                                          ------------

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 2004

================================================================================

                                                                                                                        Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date       Yield      (Note 1)    Moody's & Poor's
   ------                                                                         ----       -----       ------     ------- --------
Tax Exempt General Obligation Notes & Bonds (25.28%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,800,000   Arrowhead, WI Union High School District TRAN (c)                 09/19/05     1.68%   $  2,807,770
  5,000,000   Charleston County, SC School District BAN - Series 2004           11/04/04     0.96       5,000,424    MIG-1   SP-1+
  1,825,000   Clark County, OH BAN (c)                                          05/27/05     1.93       1,827,339
  1,500,000   Drummond, WI Area School District TRAN (c)                        11/01/04     1.20       1,500,000
  1,900,000   Dublin City, OH School District BAN                               10/13/05     1.79       1,905,834    MIG-1
  9,000,000   Elkhart County, IN Community Schools TAW - Series A (c)           12/31/04     1.25       9,000,720
  3,300,000   Glendale River Hills, WI School District
              Tax and Revenue Promissory Notes (c)                              08/10/05     1.65       3,308,776
  5,095,000   Grafton, WI School District TRAN (c)                              10/13/05     1.70       5,109,212
    800,000   Lancaster, WI Community School District TRAN (c)                  10/28/05     2.00         800,965
  5,000,000   Lebanon City, OH School District School Facility
              Construction & Improvement Notes                                  08/11/05     1.82       5,012,556    MIG-1
  2,500,000   Maple Dale-Indian Hill, WI School District TRAN (c)               08/17/05     1.63       2,507,205
  3,300,000   Marysville, OH Exempt Village School District BAN
              (School Construction Project)                                     05/26/05     1.58       3,305,304    MIG-1
  3,000,000   Mequon-Thiensville, WI School District TRAN (c)                   09/09/05     1.83       3,019,154
  1,250,000   Merton, WI Community School District TRAN (c)                     10/28/05     1.83       1,252,052
    800,000   Mount Horeb, WI Area School District TRAN (c)                     10/28/05     2.05         800,768
  7,000,000   Muskegon, MI Public Schools TAN (c)                               05/23/05     1.65       7,013,508
  7,000,000   Painesville, OH Local School District Construction BAN            02/17/05     1.42       7,006,918    MIG-1
  3,500,000   Pewaukee, WI School District TRAN (c)                             09/09/05     1.68       3,509,390
  3,650,000   Pulaski, WI Community School District TRAN (c)                    09/27/05     1.74       3,658,415
  4,300,000   Shorewood, WI School District TRAN (c)                            09/02/05     1.65       4,312,348
  2,500,000   State of Texas TRAN                                               08/31/05     1.60       2,528,577    MIG-1   SP-1+
  2,000,000   Strafford County, NH TAN (c)                                      12/30/04     1.05       2,002,236
  1,000,000   Strafford County, NH TAN (c)                                      12/30/04     1.10       1,001,039
    660,000   Wilmot, WI School District TRAN (Wilmot Union High School) (c)    11/01/04     1.19         660,000
  7,599,978   Wyandotte County, KS - Series VIII (c)                            11/01/05     1.95       7,659,227
 10,808,165   Wyandotte County, KS Unified Government Municipal
              Temporary Notes - Series 2004V (c)                                04/01/05     1.65      10,812,497
-----------                                                                                          ------------
 97,088,143   Total Tax Exempt General Obligation Notes & Bonds                                        97,322,234
-----------                                                                                          ------------



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

================================================================================

                                                                                                                        Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                Value               Standard
   Amount                                                                         Date       Yield     (Note 1)    Moody's  & Poor's
   ------                                                                         ----       -----      ------     -------  --------
Variable Rate Demand Instruments (d) (49.71%)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000   Alachua County, FL HFA RB (Continuing Care Retirement
              Community - Oak Hammock) - Series 2002A
              LOC BNP Paribas                                                   10/01/32     1.74%   $  5,000,000   VMIG-1
  5,000,000   City of Lakeland, FL Energy System RB - Series 2001A              10/01/35     1.76       5,000,000   VMIG-1     A1+
  2,000,000   City of Manitowac, WI MHRB (Great Lakes Training) - Series A      08/01/37     2.01       2,000,000   VMIG-1
  3,000,000   City of Wilmington, DE (Delaware Art Museum, Inc.) - Series 2003
              LOC Allied Irish Bank                                             10/01/37     1.77       3,000,000   VMIG-1
  5,000,000   Collier County, FL Educational Facilities Authority
              (International College Project)
              LOC Fifth Third Bank                                              04/01/28     1.76       5,000,000              A1+
  4,800,000   Collier County, FL Health Facilities HRB
              (Cleveland Clinic Health) - Series C-1
              LOC JPMorgan Chase & Company                                      01/01/35     1.74       4,800,000   VMIG-1     A1+
  2,400,000   Connecticut State Development Authority Health Care RB
              (Independent Living Project)
              LOC Chase Manhattan Bank, N.A.                                    07/01/15     1.74       2,400,000   VMIG-1
  7,300,000   Cuyahoga County, OH HRB (The Metrohealth System) - Series 2003
              LOC Key Bank, N.A.                                                03/01/33     1.82       7,300,000   VMIG-1
 10,000,000   Dade County, FL RB (Water And Sewer System)
              Insured By FGIC                                                   10/05/22     1.74      10,000,000   VMIG-1     A1+
    400,000   Dekalb County, GA Development Authority IDRB
              (Pet Inc. Project) (c)
              LOC BNP Paribas                                                   02/01/05     1.80         400,000
    100,000   Fairfax, VA IDA (Fairfax Hospital System, Inc.)                   10/01/25     1.76         100,000   VMIG-1     A1+
  4,500,000   Florida Finance Authority Continuing Care Retirement
              Commission RB (Glenridge Capital Project) - Series 2002C
              LOC Bank of Scotland                                              06/01/12     1.74       4,500,000   VMIG-1
  1,900,000   Florida HFA MHRB (Huntington) - Series GGG
              LOC HSBC Bank US                                                  12/01/13     1.76       1,900,000              A1+
  1,000,000   Florida HFA MHRB (Town Colony) - Series EE
              LOC Credit Suisse First Boston                                    09/01/08     1.81       1,000,000              A1+
  1,985,000   Franklin County, OH RB
              (The Villas at Saint Therese Project) - Series 1997F (c)
              LOC Fifth Third Bank                                              10/01/22     1.85       1,985,000


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 2004

================================================================================

                                                                                                                        Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date       Yield     (Note 1)    Moody's  & Poor's
   ------                                                                         ----       -----      ------     -------  --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 7,200,000   Fulton County, GA Development Authority IRB
              (Siemens Energy Inc. Project)                                     12/15/14     1.84%   $  7,200,000   VMIG-1
  1,000,000   Greensboro, NC Public Improvement - Series B                      04/01/14     1.80       1,000,000   VMIG-1     A1+
  5,000,000   Harris County, TX IDC RB (Odfjell Terminal Project)
              LOC Danske Bank                                                   02/01/20     1.76       5,000,000              A1+
  2,835,000   Henderson, NV Public Improvement MHRB Pueblo I-A
              LOC Credit Suisse First Boston                                    08/01/26     1.83       2,835,000              A1+
  4,700,000   Illinois Development Finance Authority (James Jordan Boys &
              Girls Club & Family Life Center Project) - Series 1995
              LOC American National Bank                                        08/01/30     1.77       4,700,000              A1+
  3,400,000   Illinois Development Finance Authority RB
              (Glenwood School For Boys)
              LOC Harris Trust & Savings Bank                                   02/01/33     1.77       3,400,000              A1+
    300,000   Indiana HFFA RB (Access Designated PG-B)
              LOC Comerica Bank                                                 01/01/16     1.78         300,000              A1
  3,000,000   Jackson County, MI EDC (Thrifty Leoni) (c)
              LOC Bank One                                                      12/01/14     1.77       3,000,000
  4,000,000   Jacksonville, FL Electric Authority RB
              (District Energy System) - Series A
              LOC State Street Bank & Trust Company                             10/01/34     1.73       4,000,000   VMIG-1
  2,500,000   Jacksonville, FL University
              (Health Science Center ) - Series 1989                            07/01/19     1.85       2,500,000   VMIG-1
  7,306,022   Koch Floating Rate Trust - Series 1
              Insured by AMBAC Indemnity Corp.                                  04/01/09     2.01       7,306,022              A1+
  2,500,000   Lakeview, MI School District
              (School Building & Site Bonds) - Series 2002B                     05/01/32     1.74       2,500,000              A1+
  2,500,000   Latrobe, PA IDA RB (Diocese of Greensburg)
              LOC Allied Irish Bank                                             06/01/33     1.80       2,500,000   VMIG-1
  1,750,000   Lowell, MI Area School District GO - Series 2004 (c)              05/01/29     1.78       1,750,000
  5,000,000   Lubbock, TX Educational Facilities Authority
              (Lubbock Christian University)
              LOC Allied Irish Bank                                             05/01/29     1.84       5,000,000   VMIG-1
  3,975,000   Miami - Dade County, FL ROCS II - R - Series 4047
              Water & Sewer RB
              Insured by MBIA Insurance Corp.                                   10/01/13     1.81       3,975,000              A1+


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------



================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                Value               Standard
   Amount                                                                         Date       Yield     (Note 1)    Moody's  & Poor's
   ------                                                                         ----       -----      ------     -------  --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------

$ 3,550,000   Montgomery County, MD EDC RB
              (Brooke Grove Foundations, Inc. Facilities) - Series 1995
              LOC First National Bank of Maryland                               01/01/16     1.83%   $  3,550,000              A1
  4,430,000   Munimae National TICs/TOCs Trust
              Insured by MBIA Insurance Corp.                                   10/01/40     1.87       4,430,000              A1+
  3,200,000   New Britain, CT GO - Series B (c)
              Insured by AMBAC Indemnity Corp.                                  04/01/20     1.78       3,200,000
  4,800,000   New Ulm, MN Hospital Facility RB
              (Health Center System Project) - Series 1985
              LOC Wells Fargo Bank, N.A                                         08/01/14     1.78       4,800,000              A1+
  3,400,000   New York City, NY GO - Series B-9
              LOC Chase Manhattan Bank, N.A.                                    08/15/23     1.75       3,400,000   VMIG-1     A1+
    900,000   New York State Dormitory Authority
              (Cornell University) - Series 1990B                               07/01/25     1.71         900,000   VMIG-1     A1+
  1,700,000   Oregon State GO - Series 73H
              LOC Bayeriche Landesbank                                          12/01/19     1.74       1,700,000   VMIG-1     A1+
  2,500,000   Orlando, FL Utilities Commission
              Water & Electric RB - Series 2002A                                10/01/17     1.74       2,500,000              A1+
  7,350,000   Phoenix, AZ IDA MHRB
              (Bell Square Apartments Project) - Series 1995
              LOC General Electric Capital Corporation                          06/01/25     1.83       7,350,000              A1+
  3,500,000   Phoenix, AZ IDA MHRB
              (Paradise Lake Apartments Project) - Series 1995
              LOC General Electric Capital Corporation                          07/01/25     1.83       3,500,000              A1+
  4,025,000   Pinellas County, FL Health Facility RB
              (St. Mark's Village Project) - Series 1987
              LOC Bank of America                                               03/01/17     1.77       4,025,000              A1+
  2,000,000   Port Orange, FL RB (Palmer College) - Series 2002
              LOC LaSalle National Bank                                         10/01/32     1.77       2,000,000              A1+
    950,000   Richmond, VA Capital Region Airport
              (Richmond International Airport)
              Insured by AMBAC Indemnity Corp.                                  07/01/25     1.77         950,000   VMIG-1     A1+
  2,900,000   Salina, KS (Dillards Project) (c)
              LOC Bank of America                                               12/01/14     1.97       2,900,000
  7,500,000   Savannah, GA EDA RB (Savannah Country Day School)
              LOC Suntrust Bank                                                 09/01/29     1.77       7,500,000   VMIG-1


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 2004

================================================================================

                                                                                                                        Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date       Yield      (Note 1)    Moody's & Poor's
   ------                                                                         ----       -----       ------     ------- --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   400,000   Southeast Georgia Health System
              (Glynn-Brunswick Memorial Hospital)
              Insured by MBIA Insurance Corp.                                   08/01/16     1.74%   $    400,000   VMIG-1     A1+
  1,840,000   St. Cloud, MN Commercial Development (Kelly Inn Project) (c)
              LOC First Bank of South Dakota                                    04/01/13     1.92       1,840,000
    300,000   State of Connecticut HEFA
              (Hospital of Saint Raphael Project) - Series K
              LOC KBC Bank                                                      07/01/22     1.76         300,000   VMIG-1
    515,000   Suffolk, VA Redevelopment and Housing Authority
              (Oak Spring Apartments LLC)
              Guaranteed by Federal Home Loan Mortgage Corporation              12/01/19     1.78         515,000   VMIG-1
  2,000,000   Sunshine State Government Financing Commission
              RB - Series 1986
              Insured by AMBAC Indemnity Corp.                                  07/01/16     1.74       2,000,000   VMIG-1
  1,945,000   Tulsa, OK IDA (Indiana Health Care Project) (c)
              LOC Bank One                                                      06/01/14     1.87       1,945,000
  6,400,000   University of North Carolina at Chapel Hill RB - Series 2001C     12/01/25     1.70       6,400,000   VMIG-1     A1+
  4,300,000   University of Southern Indiana (Student Fee) - Series G
              LOC Bank One                                                      10/01/19     1.77       4,300,000   VMIG-1     A1
  3,000,000   Vancouver, WA Housing Authority (Village Park Apartments)
              LOC US Bank, N.A.                                                 11/02/05     1.81       3,000,000              A1
    925,000   Virginia College Building Authority
              (University of Richmond Project)                                  11/01/26     1.79         925,000   VMIG-1
  1,500,000   Washington State Public Power Supply
              (Nuclear Project #1) - Series 1993A
              LOC Bank of America                                               07/01/17     1.76       1,500,000   VMIG-1     A1+
  1,145,000   Winston-Salem, NC COPS - Series 88                                07/01/09     1.75       1,145,000   VMIG-1     A1+
  3,000,000   Woodhaven Brownstown School District, MI
              (School Building & Site Bonds) - Series B
              LOC Fifth Third Bank                                              11/01/04     1.50       3,000,000              A1+
-----------                                                                                           -----------
191,326,022   Total Tax Exempt Variable Rate Demand Instruments                                       191,326,022
-----------                                                                                           -----------

Variable Rate Demand Instruments - Participation Note (d) (0.01%)
------------------------------------------------------------------------------------------------------------------------------------
$    51,893   The Woodlands Fire Dept., Inc. Tax Exempt Loan
              LOC Chase Manhattan Bank, N.A.                                    06/30/06     2.61%   $     51,893       P1     A1+
-----------                                                                                          ------------
     51,893   Total Variable Rate Demand Instruments - Participation Note                                  51,893
-----------                                                                                          ------------


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

================================================================================

                                                                                                                        Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date       Yield      (Note 1)    Moody's & Poor's
   ------                                                                         ----       -----       ------     ------- --------
Variable Rate Demand Instruments - Private Placements (d) (6.32%)
---------------------------------------------------------------------------------------------------------------------------------
$ 2,454,000   Anaheim, CA (West Anaheim Convalescent Home)
              LOC Union Bank of California                                      12/01/15     2.85%   $  2,454,000       P1     A1
  3,589,000   Anaheim, CA HA MHRB (West Anaheim Royale
              Project) - Series 1985C
              LOC Union Bank of California                                      12/01/15     2.85       3,589,000       P1     A1
  3,568,000   Culver City, CA RDRB (Culver City Royale Project) - Series 1985
              LOC Union Bank of California                                      12/01/15     2.85       3,568,000       P1     A1
  1,704,445   Franklin County, OH EDRB
              (Norwich Limited Partnership Project) - Series 1985
              LOC Huntington National Bank                                      10/01/05     3.23       1,704,445       P1     A1
  1,500,000   Harford County, MD EDRB
              (Harrigan Roller Company, Inc. Project) - Series 1984
              LOC Dresdner Bank, A.G.                                           12/28/14     2.85       1,500,000       P1     A1
  4,270,000   Howard County, MD RB
              (The Bluffs & Hawthorne Apartment Facility) - Series 1995
              LOC First National Bank of Maryland                               12/01/20     1.85       4,270,000       P1     A1
  2,071,300   West Jordan, UT IDRB
              (The Lynn Partnership Nursing Home Project) - Series 1985
              LOC Bank of America                                               07/01/15     3.09       2,071,300       P1     A1+
  2,000,000   Wood Dale, IL IDRB
              (Bohler Bros. of America, Inc. Project) - Series 1985
              LOC Creditanstalt-Bankverein                                      06/01/10     2.85       2,000,000       P1     A2
  3,170,000   York County IDA RB
              (York Outlet Mall Limited Partnership Project) - Series 1987
              LOC Manufacturers & Traders Bank & Trust                          12/01/14     1.85       3,170,000       P1     A1
-----------                                                                                          ------------
 24,326,745   Total Variable Rate Demand Instruments - Private Placements                              24,326,745
-----------                                                                                          ------------
              Total Investments (99.90%) (cost $384,528,894+)                                         384,528,894
              Cash and other assets in excess of liabilities (0.10%)                                      376,271
                                                                                                     ------------
              Net Assets (100.00%)                                                                   $384,905,165
                                                                                                     ============
              Net asset value, offering and redemption price per share:
              Class A Shares,          109,174,773  shares outstanding (Note 3)                      $       1.00
                                                                                                     ============
              Class B Shares,          223,848,112  shares outstanding (Note 3)                      $       1.00
                                                                                                     ============
              Thornburg Shares,          9,217,307  shares outstanding (Note 3)                      $       1.00
                                                                                                     ============
              First Southwest Shares,   42,857,229  shares outstanding (Note 3)                      $       1.00
                                                                                                     ============

              + Aggregate cost for federal income tax purposes is identical.




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 2004

================================================================================

FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated for the put bonds is the next put date.

(c) Securities that are not rated that the Adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days notice) and unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:

      BAN      =   Bond Anticipation Note                         IRB      =    Industrial Revenue Bond
      COPS     =   Certificates of Participation                  LOC      =    Letter of Credit
      EDA      =   Economic Development Authority                 MHRB     =    Multi-Family Housing Revenue Bond
      EDC      =   Economic Development Corporation               PFA      =    Public Finance Authority
      EDRB     =   Economic Development Revenue Bond              RB       =    Revenue Bond
      FGIC     =   Financial Guaranty Insurance Company           RDRB     =    Residential Development Revenue Bond
      GO       =   General Obligation                             RN       =    Revenue Note
      HEFA     =   Health & Education Facilities Authority        ROCS     =    Reset Option Certificates
      HFA      =   Housing Finance Authority                      TAN      =    Tax Anticipation Note
      HFFA     =   Health Facility Finance Authority              TAW      =    Tax Anticipation Warrant
      HRB      =   Hospital Revenue Bond                          TICs     =    Trust Inverse Certificates
      IDA      =   Industrial Development Authority               TOCs     =    Tender Option Certificates
      IDC      =   Industrial Development Corporation             TRAN     =    Tax and Revenue Anticipation Note
      IDRB     =   Industrial Development Revenue Bond


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE
OCTOBER 31, 2004

================================================================================

 States                              Value                     % of Portfolio
--------------------------------------------------------------------------------
Arizona                           $  10,850,000                      2.82%
California                            9,611,000                      2.50
Connecticut                           5,900,000                      1.53
Delaware                              3,000,000                      0.78
Florida                              67,582,000                     17.58
Georgia                              21,885,000                      5.69
Hawaii                                5,000,000                      1.30
Illinois                             10,100,000                      2.63
Indiana                              23,600,720                      6.14
Kansas                               21,371,724                      5.56
Maryland                             15,320,000                      3.98
Massachusetts                         5,940,000                      1.54
Michigan                             17,263,508                      4.49
Minnesota                             6,640,000                      1.73
Nevada                                2,835,000                      0.74
New Hampshire                         3,003,275                      0.78
New York                              4,300,000                      1.12
North Carolina                        8,545,000                      2.22
Ohio                                 30,047,396                      7.81
Oklahoma                              1,945,000                      0.51
Oregon                                1,700,000                      0.44
Pennsylvania                          5,670,000                      1.47
South Carolina                        5,000,424                      1.30
Tennessee                             5,000,000                      1.30
Texas                                33,080,471                      8.60
Utah                                  2,071,300                      0.54
Virginia                              2,490,000                      0.65
Washington                            5,115,000                      1.33
Wisconsin                            35,246,054                      9.17
Other Territories                    14,416,022                      3.75
--------------------------------------------------------------------------------
Total                             $ 384,528,894                    100.00%
--------------------------------------------------------------------------------






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 2004

================================================================================


INVESTMENT INCOME
Income:
    Interest................................................................................  $     4,920,608
                                                                                              ---------------
Expenses: (Note 2)
    Investment management fee...............................................................        1,316,621
    Administration fee......................................................................          850,740
    Distribution fee (First Southwest shares)...............................................          115,344
    Shareholder servicing fee (Class A shares)..............................................          263,701
    Shareholder servicing fee (Thornburg shares)............................................           26,816
    Shareholder servicing fee (First Southwest shares)......................................          115,344
    Custodian expenses......................................................................           23,063
    Shareholder servicing and related shareholder expenses+.................................          249,297
    Legal, compliance and filing fees.......................................................          403,766
    Audit and accounting....................................................................          152,807
    Directors' fees and expenses............................................................           34,789
    Miscellaneous...........................................................................           20,042
                                                                                              ---------------
      Total expenses........................................................................        3,572,330
      Less:   Expense paid indirectly.......................................................           (8,430)
              Fees waived...................................................................         (101,283)
                                                                                              ---------------
      Net expenses..........................................................................        3,462,617
                                                                                              ---------------
Net investment income.......................................................................        1,457,991


REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain on investments............................................................              -0-
                                                                                              ---------------
Increase in net assets from operations......................................................  $     1,457,991
                                                                                              ===============

+ Includes class specific transfer agency expenses of $72,833, $126,618 and $7,445 for Class A, Class B and Thornburg shares, respectively.



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

================================================================================

DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED OCTOBER 31, 2004 AND 2003

--------------------------------------------------------------------------------


                                                                          2004                       2003
                                                                    ----------------          ----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income.........................................  $      1,457,991          $      1,748,360
    Net realized gain on investments..............................             -0-                       3,006
                                                                    ----------------          ----------------
    Increase in net assets from operations........................         1,457,991                 1,751,366
Dividends to shareholders from net investment income: *

    Class A shares................................................          (231,039)                 (308,702)
    Class B shares................................................        (1,111,730)               (1,352,324)
    Thornburg shares..............................................           (22,677)                  (22,286)
    First Southwest shares........................................           (92,545)                  (65,048)

Capital share transactions (Note 3):

    Class A shares................................................          (799,871)              (18,794,276)
    Class B shares................................................       (51,960,856)               13,375,458
    Thornburg shares..............................................        (2,359,240)                3,295,731
    First Southwest shares........................................         6,149,625                17,380,507
                                                                    ----------------          ----------------
        Total (decrease) increase.................................       (48,970,342)               15,260,426
Net assets:
    Beginning of year.............................................       433,875,507               418,615,081
                                                                    ----------------          ----------------
    End of year...................................................  $    384,905,165          $    433,875,507
                                                                    ================          ================
    Undistributed net investment income...........................  $          -0-            $          -0-
                                                                    ================          ================

* Designated as exempt-interest dividends for federal income tax purposes.



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================

1. Summary of Accounting Policies

Daily Tax Free Income Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short term, tax exempt money market fund. The Fund has four classes of stock authorized, Class A, Class B, Thornburg shares and First Southwest Tax Free Income Fund shares (First Southwest shares). The Class A shares, Thornburg shares and First Southwest shares are subject to a service fee pursuant to Shareholder Servicing Agreements. The First Southwest shares are subject to an additional fee pursuant to a Distribution Agreement. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and certain administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees, servicing fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. Thornburg shares commenced on February 8, 2000. First Southwest shares commenced on August 5, 2002. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation  of  Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount is accreted or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal  Income  Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable (if any) income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends  and   Distributions  -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

1. Summary of Accounting Policies (Continued)
    e) General -
    Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount and amortization of premiums, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment  Management Fees and Other  Transactions with Affiliates
Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management LLC (the "Manager") at the annual rate of ..325% of the Fund's average daily net assets up to $750 million plus .30% of such assets in excess of $750 million.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets up to $1.25 billion, plus .20% of such assets in excess of $1.25 billion but not in excess of $1.5 billion, plus .19% of such assets in excess of $1.5 billion.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into a Distribution Agreement and a Shareholder Servicing Agreement, with respect to the Class A, the Thornburg shares and the First Southwest shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund, a service fee equal to .25% of the Fund's average daily net assets with respect only to the Class A, the Thornburg shares and the First Southwest shares. In addition, for its services under the Distribution Agreement, the Distributor receives from the First Southwest Class of shares, a distribution fee equal to .25% of the Class's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plans.

For the year ended October 31, 2004, the Distributor voluntarily waived the following fees:

Distribution fees - First Southwest shares              $    78,434
Shareholder servicing fees - Class A shares                  20,084
Shareholder servicing fees - Thornburg shares                 2,091
Shareholder servicing fees - First Southwest shares             674
                                                        -----------
     Total                                              $   101,283
                                                        ===========
The Distributor has no right to recoup prior waivers.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $6,000 per annum plus $750 per meeting attended. In addition, beginning in July 2004, the Audit Committee chairman receives an aggregate payment of $1,000 per quarter allocated among the funds of the Reich & Tang Complex on whose audit committee he serves.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $179,530 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as transfer agent for the Fund.

For the year ended October 31, 2004, the breakdown of expenses paid indirectly by the Fund were as follows:

Custodian expenses                                      $    7,282
Shareholder servicing and related shareholder expenses       1,148
                                                        ----------
     Total                                              $    8,430
                                                        ==========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

3. Capital Stock
At October 31, 2004, 20,000,000,000 shares of $.001 par value stock were authorized. Transactions, all at $1.00 per share, were as follows:

                                                      Year                                Year
                                                      Ended                              Ended
Class A shares                                  October 31, 2004                    October 31, 2003
--------------                                  ----------------                    ----------------
Sold......................................          422,872,612                        451,314,282
Issued on reinvestment of dividends.......              180,404                            286,103
Redeemed..................................         (423,852,887)                      (470,394,661)
                                                 --------------                     --------------
Net decrease..............................             (799,871)                       (18,794,276)
                                                 ==============                     ==============
Class B shares
--------------
Sold......................................          787,356,478                        683,544,050
Issued on reinvestment of dividends.......              838,450                          1,111,772
Redeemed..................................         (840,155,784)                      (671,280,364)
                                                 --------------                     --------------
Net (decrease) increase...................          (51,960,856)                        13,375,458
                                                 ==============                     ==============
Thornburg shares
----------------
Sold......................................            9,742,939                         19,450,595
Issued on reinvestment of dividends.......               20,621                             24,566
Redeemed..................................          (12,122,800)                       (16,179,430)
                                                 --------------                     --------------
Net (decrease) increase...................           (2,359,240)                         3,295,731
                                                 ==============                     ==============
First Southwest shares
----------------------
Sold......................................          184,014,497                        154,766,562
Issued on reinvestment of dividends.......               92,346                             67,929
Redeemed..................................         (177,957,218)                      (137,453,984)
                                                 --------------                     --------------
Net increase..............................            6,149,625                         17,380,507
                                                 ==============                     ==============

As of October 31, 2004, the breakdown of net assets by share class were as follows:

Class A..................................        $  109,120,269
Class B..................................           223,736,358
Thornburg shares.........................             9,212,705
First Southwest shares...................            42,835,833
                                                 --------------
   Total.................................        $  384,905,165
                                                 ==============
4. Liabilities
At October 31, 2004, the Fund had the following liabilities:

Fees payable to Affiliates*...............       $      199,034
Due to custodian..........................              371,439
Dividends payable.........................               98,020
Accrued other payables....................              108,534
                                                 --------------
   Total liabilities......................       $      777,027
                                                 ==============

* Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================

5. Tax Information


The tax character of all dividends paid during the years ended October 31, 2004 and 2003 were tax exempt income.

At October 31, 2004, the Fund had unused capital loss carry forwards of $25,143, available for Federal income tax purposes to be applied against future gains, if any. If not applied against future gains, such losses expire in varying amounts through October 31, 2010.

At October 31, 2004, the Fund had no distributable earnings.

6.  Financial Highlights

                                                                       Year Ended October 31,
                                                   -----------------------------------------------------------
Class A shares                                       2004         2003         2002       2001         2000
--------------                                     --------     ---------   ---------   --------     ---------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year..........       $  1.00      $  1.00     $   1.00    $  1.00      $  1.00
                                                   --------     ---------   ---------   --------     ---------
Income from investment operations:
   Net investment income....................          0.002        0.002        0.007      0.025        0.031
   Net realized and unrealized gain (loss)
      on investments........................            --         0.000        0.000      0.000        0.000
                                                   --------     ---------   ---------   --------     ---------
   Total from investment operations.........          0.002        0.002        0.007      0.025        0.031
                                                   --------     ---------   ---------   --------     ---------
Less distributions:
   Dividends from net investment income.....         (0.002)      (0.002)      (0.007)    (0.025)      (0.031)
   Net realized gains on investments........             --           --          --         --           --
                                                   --------     ---------   ---------   --------     ---------
   Total distributions......................         (0.002)      (0.002)      (0.007)    (0.025)      (0.031)
                                                   --------     ---------   ---------   --------     ---------
Net asset value, end of year................       $  1.00      $  1.00     $   1.00    $  1.00      $  1.00
                                                   ========     =========   =========   ========     =========
Total Return................................          0.22%        0.25%        0.73%      2.58%        3.17%
Ratios/Supplemental Data
Net assets, end of year (000's).............       $109,120     $109,926    $ 128,709   $146,799     $177,209
Ratios to average net assets:
   Expenses, net of fees waived (a).........          1.00%        1.00%        0.97%      0.92%        0.99%
   Net investment income....................          0.22%        0.25%        0.73%      2.60%        3.05%
   Expenses paid indirectly.................          0.00%        0.00%        0.00%      0.00%        0.00%
   Shareholder servicing fees waived........          0.02%        0.04%        0.00%      0.00%        0.00%

(a) Includes expenses paid indirectly



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

6. Financial Highlights (Continued)


                                                                      Year Ended October 31,
                                                   ----------------------------------------------------------
Class B shares                                       2004         2003         2002       2001         2000
--------------                                     --------     --------    --------   --------     ---------

Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year..........       $  1.00      $  1.00     $  1.00    $  1.00      $  1.00
                                                   --------     --------    --------   --------     ---------
Income from investment operations:
   Net investment income....................          0.005        0.005       0.010      0.028        0.035
   Net realized and unrealized gain (loss)
      on investments........................          --           0.000       0.000      0.000        0.000
                                                   --------     --------    --------   --------     --------
   Total from investment operations.........          0.005        0.005       0.010      0.028        0.035
                                                   --------     --------    --------   --------     --------
Less distributions:
   Dividends from net investment income.....         (0.005)      (0.005)     (0.010)    (0.028)      (0.035)
   Net realized gains on investments........          --           --           --         --           --
                                                   --------     --------    --------   --------     --------
   Total distribution.......................         (0.005)      (0.005)     (0.010)    (0.028)      (0.035)
                                                   --------     --------    --------   --------     --------
Net asset value, end of year................       $  1.00      $  1.00     $  1.00    $  1.00      $  1.00
                                                   ========     ========    ========   ========     ========
Total Return................................          0.47%        0.49%       1.05%      2.85%        3.52%
Ratios/Supplemental Data
Net assets, end of year (000's).............       $223,736     $275,687    $262,311   $406,013     $431,704
Ratios to average net assets:

   Expenses (a).............................          0.75%        0.75%       0.66%      0.65%        0.65%
   Net investment income....................          0.46%        0.49%       1.05%      2.86%        3.50%
   Expenses paid indirectly.................          0.00%        0.00%       0.00%      0.00%        0.00%

(a) Includes expenses paid indirectly



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

6. Financial Highlights (Continued)



                                                                  Years Ended October 31,                    February 8, 2000
                                                     ------------------------------------------------  (Commencement of Offering) to
Thornburg shares                                        2004         2003          2002         2001         October 31, 2000
----------------                                     --------     ---------     ---------    --------        -----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period........         $  1.00      $   1.00      $   1.00     $  1.00             $   1.00
                                                     --------     ---------     ---------    --------            ---------
Income from investment operations:
   Net investment income....................            0.002         0.002         0.007       0.025                0.024
   Net realized and unrealized gain (loss)
      on investments........................            --            0.000         0.000       0.000                0.000
                                                     --------     ---------     ---------    --------            ---------
   Total from investment operations.........            0.002         0.002         0.007       0.025                0.024
                                                     --------     ---------     ---------    --------            ---------
Less distributions:
   Dividends from net investment income                (0.002)      ( 0.002)       (0.007)     (0.025)              (0.024)
   Net realized gains on investments........            --            --            --          --                   --
                                                     --------     ---------     ---------    --------            ---------
   Total distribution.......................           (0.002)      ( 0.002)       (0.007)     (0.025)              (0.024)
                                                     --------     ---------     ---------    --------            ---------
Net asset value, end of period..............         $  1.00      $   1.00      $   1.00     $  1.00             $   1.00
                                                     ========     =========     =========    ========            =========
Total Return................................            0.22%         0.25%         0.73%       2.58%                2.43%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)...........         $  9,213     $  11,572     $   8,277    $  4,039            $   1,941
Ratios to average net assets:

   Expenses, net of fees waived (b).........            1.00%         1.00%         0.97%       0.92%                0.99%(c)
   Net investment income....................            0.22%         0.25%         0.73%       2.60%                3.05%(c)
   Expenses paid indirectly.................            0.00%         0.00%         0.00%       0.00%                0.00%(c)
   Shareholder servicing fees waived........            0.02%         0.04%         0.00%       0.00%                0.00%(c)


   (a) Not annualized
   (b) Includes expenses paid indirectly
   (c) Annualized




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
6. Financial Highlights (Continued)



                                                           Year Ended October 31,                    August 5, 2002
                                                       -------------------------------        (Commencement of Offering) to
First Southwest shares                                   2004                  2003                 October 31, 2002
----------------------                                 ---------             ---------              ----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........        $  1.00               $  1.00                     $   1.00
                                                       --------              --------                    ---------
Income from investment operations:
   Net investment income.......................           0.002                 0.002                        0.002
   Net realized and unrealized gain (loss)
      on investments...........................           --                    0.000                        0.000
                                                       --------              --------                    ---------
   Total from investment operations............           0.002                 0.002                        0.002
                                                       --------              --------                    ---------
Less distributions:
   Dividends from net investment income........          (0.002)               (0.002)                      (0.002)
   Net realized gains on investments...........           --                    --                           --
                                                       --------              --------                    ---------
   Total distributions.........................          (0.002)               (0.002)                      (0.002)
                                                       --------              --------                    ---------
Net asset value, end of period.................        $  1.00               $  1.00                     $   1.00
                                                       ========              ========                    =========
Total Return...................................           0.19%                 0.23%                        0.15%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)..............        $ 42,836              $ 36,691                    $  19,318
Ratios to average net assets:
   Expenses, net of fees waived (b)............           1.03%                 1.02%                        1.03%(c)
   Net investment income.......................           0.20%                 0.19%                        0.63%(c)
   Expenses paid indirectly....................           0.00%                 0.00%                        0.00%(c)
   Shareholder servicing and distribution fees waived     0.17%                 0.19%                        0.08%(c)

   (a) Not annualized
   (b) Includes expenses paid indirectly
   (c) Annualized









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
REPORT OF independent REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================


To The Board of Directors and Shareholders of
Daily Tax Free Income Fund, Inc.



In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Daily Tax Free Income Fund, Inc. (the "Fund") at October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian provide a reasonable basis for our opinion.








PricewaterhouseCoopers LLP
New York, NY
December 8, 2004



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================


ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http//www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).


INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12-month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.












--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

                                                Directors and Officers Information
                                                          October 31, 20041
--------------------   ------------- ----------------- -------------------------------- ------------------------  ----------------
                        Position(s)    Term of Office   Principal Occupation(s)            Number of Portfolios         Other
  Name, Address2,       Held with      and Length of        During Past                       in Fund Complex       Directorships
      and Age             Fund          Time Served3          5 Years                           Overseen by            held by
                                                                                                  Director             Director
--------------------   ------------- ----------------- -------------------------------- ------------------------  ----------------
Disinterested Directors
--------------------   ------------- ----------------- -------------------------------- ------------------------  ----------------
Dr. W. Giles Melon,     Director         Since 1982     Professor Emeritus of               Director/Trustee of         N/A
Age 73                                                  Business Administration             eleven portfolios
                                                        in the Graduate School
                                                        of Management, Rutgers
                                                        University with which he
                                                        has been associated with
                                                        since 1966.
--------------------   ------------- ----------------- -------------------------------- ------------------------  ----------------
Robert Straniere,       Director         Since 1983     Owner, Straniere Law                Director/Trustee of       WPG Funds
Esq.,                                                   Firm since 1980, New                eleven portfolio            Group
Age 63                                                  York State Assemblyman
                                                        since 1981 and counsel
                                                        at Fisher, Fisher &
                                                        Berger since 1995.
--------------------   ------------- ----------------- -------------------------------- ------------------------  ----------------
Dr. Yung Wong,          Director         Since 1982     Managing Director of                Director/Trustee of          N/A
Age 65                                                  Abacus Associates, an               eleven portfolios
                                                        investment firm, since
                                                        1996.
--------------------   ------------- ----------------- -------------------------------- ------------------------  ----------------


1 The Statement of Additional Information includes additional information about Daily Tax Free Income Fund, Inc. (the "Fund") directors/officers and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

2 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

3    Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================

                                                Directors and Officers Information
                                                   October 31, 20041 (continued)

--------------------   ------------- ----------------- ----------------------------------- ---------------------  ----------------
                        Position(s)    Term of Office  Principal Occupation(s)              Number of Portfolios        Other
  Name, Address2,       Held with      and Length of        During Past                       in Fund Complex       Directorships
      and Age             Fund          Time Served3          5 Years                           Overseen by            held by
                                                                                                  Director             Director
--------------------   ------------- ----------------- ----------------------------------- ---------------------  ----------------
Interested Directors/Officers:
--------------------   ------------- ----------------- ----------------------------------- ---------------------  ----------------

Steven W. Duff,         President and   Since 1994     Manager and President of Reich &     Director/Trustee            None
Age 50                  Director4                      Tang Asset Management, LLC ("RTAM,   and/or Officer of
                                                       LLC"), a registered Investment       sixteen portfolios
                                                       Advisor and President of the Mutual
                                                       Funds Division of RTAM LLC.
                                                       Associated with RTAM, LLC since
                                                       1994.  Mr. Duff is also President
                                                       and Director/Trustee of nine other
                                                       funds in the Reich & Tang Fund
                                                       Complex, Director of Pax World
                                                       Money Market Fund, Inc. and
                                                       President and Chief Executive
                                                       Officer of Tax Exempt Proceeds
                                                       Fund, Inc.  Mr. Duff also serves as
                                                       a Director of Reich & Tang
                                                       Services, Inc. and Reich & Tang
                                                       Distributors, Inc.
--------------------   ------------- ----------------- ----------------------------------- ---------------------  ----------------
Richard De Sanctis,     Treasurer       Since 1992     Executive Vice President and CFO of         N/A                   N/A
Age 48                  and Assistant                  RTAM, LLC.  Associated with RTAM,
                        Secretary                      LLC since 1990.  Mr. De Sanctis is
                                                       also Treasurer and Assistant
                                                       Secretary of ten other funds in the
                                                       Reich & Tang Fund Complex, and the
                                                       Vice President, Treasurer and
                                                       Assistant Secretary of Cortland
                                                       Trust, Inc.  Mr. De Sanctis also
                                                       serves as Executive Vice President
                                                       and Chief Financial Officer of
                                                       Reich & Tang Services, Inc. and
                                                       Reich & Tang Distributors, Inc.
--------------------- ------------- -------------- --------------------------------------- ---------------------  ----------------

1 The Statement of Additional Information includes additional information about Daily Tax Free Income Fund, Inc. (the "Fund") directors/officers and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

2 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

3    Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.

4 Steven W. Duff is deemed an interested person of the Fund due to his affiliation with Reich & Tang Asset Management, LLC, the Fund's investment advisor.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================


                                                Directors and Officers Information
                                                   October 31, 20041 (continued)

--------------------   ------------- ----------------- ----------------------------------- ---------------------  ----------------
                        Position(s)    Term of Office  Principal Occupation(s)              Number of Portfolios        Other
  Name, Address2,       Held with      and Length of        During Past                       in Fund Complex       Directorships
      and Age             Fund          Time Served3          5 Years                           Overseen by            held by
                                                                                                  Director             Director
--------------------   ------------- ----------------- ----------------------------------- ---------------------  ----------------
Interested Directors/Officers:
--------------------   ------------- ----------------- ----------------------------------- ---------------------  ----------------
Dawn Fischer,           Vice           Since 1985      Managing Director of Thornburg                N/A                 N/A
Age 57                  President                      Investment Management, Inc. with
                                                       which she has been associated since
                                                       1982.
--------------------   ------------- ----------------- ----------------------------------- ---------------------  ----------------
Molly Flewharty,        Vice           Since 1983      Senior Vice President of RTAM, LLC.           N/A                 N/A
Age 53                  President                      Associated with RTAM, LLC since
                                                       1977. Ms. Flewharty is also
                                                       Vice President of eleven
                                                       other funds in the Reich &
                                                       Tang Fund Complex.
--------------------   ------------- ----------------- ----------------------------------- ---------------------  ----------------
Rosanne Holtzer,        Chief          Since 1998      Senior Vice President of RTAM,                N/A                 N/A
Age 40                  Compliance                     LLC.  Associated with RTAM, LLC
                        Officer,                       since 1986. Ms. Holtzer is also
                        Secretary and                  Chief Compliance Officer, Secretary
                        Assistant                      and Assistant Treasurer of eleven
                        Treasurer                      other funds in the Reich & Tang
                                                       Fund Complex.  Ms. Holtzer also
                                                       serves as Vice President of Reich &
                                                       Tang Distributors, Inc.
--------------------   ------------- ----------------- ----------------------------------- ---------------------  ----------------
Dana E. Messina,        Vice           Since 1982      Executive Vice President of RTAM,             N/A                 N/A
Age 48                  President                      LLC.  Associated with RTAM, LLC
                                                       since 1980.  Ms. Messina is also
                                                       Vice President of eight other
                                                       funds in the Reich & Tang
                                                       Fund Complex.
--------------------   ------------- ----------------- ----------------------------------- ---------------------  ----------------

1 The Statement of Additional Information includes additional information about Daily Tax Free Income Fund, Inc. (the "Fund") directors/officers and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

2 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

3    Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------






DAILY
TAX FREE
INCOME
FUND, INC.
















                                  Annual Report
                                October 31, 2004


-----------------------------------------------------------------------------

-----------------------------------------------------------------------------






-----------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Funds   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------

Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York
     101 Barclay Street, 13th Floor
     New York, New York 10286


Transfer Agent &
  Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020





DTF1004A
--------------------------------------------------------------------------------

ITEM 2:    CODE OF ETHICS

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers.

ITEM 3:    AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board of Directors has determined that it does not have an audit committee financial expert serving on its audit committee. The Board believes that the collective experience of the audit committee members, including their long-standing service as audit committee members, is sufficient to effectively carry out the role and obligations of the audit committee. In making its determination, the Board considered, among other things, the nature of investment company financials, and the fact that the audit committee is able to consult with the registrant's independent accountants and to seek outside advice, as it deems appropriate.

ITEM 4:    PRINCIPAL ACCOUNTANT FEES AND SERVICES

                                    FYE 10/31/2004    FYE 10/31/2003

4(a)     Audit Fees                 $34,000                $32,400
4(b)     Audit Related Fees         $     0                $     0
4(c)     Tax Fees                   $ 3,000                $ 3,000
4(d)     All Other Fees             $     0                $     0

4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant's principal accountant to the extent the fee is less than $5,000 per occurrence.

4(e)(2)  None.

4(f)  Not applicable.

4(g) $3,000 and $20,000, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended October 31, 2004. $3,000 and $17,600, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended October 31, 2003.

4(h) The registrant's audit committee has considered whether its principal accountant's provision of non-audit services that were rendered to the registrant's investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

ITEM 5:    AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6:    SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9:    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10:   CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financi zal Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 11:   EXHIBITS

(a)(1) Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Daily Tax Free Income Fund, Inc.
By (Signature and Title)* /s/ Rosanne Holtzer
                              Rosanne Holtzer, Secretary

Date December 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Steven W. Duff
                              Steven W. Duff, President
Date December 29, 2004

By (Signature and Title)* /s/ Anthony Pace
                              Anthony Pace, Treasurer
Date December 29, 2004

* Print the name and title of each signing officer under his or her signature.